Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments

Note 7 — Investments

Investment in and License Agreement with Zol Solutions, Inc.

On October 7, 2019, we participated in an offering of preferred stock of ZolTrain along with other investors in which we purchased 203,000 shares of Series Seed Preferred Stock (the “ZolTrain Preferred”) for a purchase price of $250,000, that represented a noncontrolling interest in ZolTrain which was carried as an equity method of investment through the third quarter of 2021 and during which time one of our executives held a seat of ZolTrain’s board of directors.

The ZolTrain Preferred was convertible into shares of common stock of ZolTrain at a conversion rate of $1.232 per share at the option of the holder and contains certain anti-dilution protection in the event of certain future issuances of securities by ZolTrain. We were entitled to vote the number of common shares in which the ZolTrain Preferred is convertible into at any meeting of the ZolTrain stockholders.

During the third quarter of 2021, following the loss of our seat on ZolTrain’s board, we concluded that we should no longer apply the equity method of accounting for the investment in ZolTrain and maintained the equity investment at cost minus impairment, plus or minus changes resulting from observable price changes. In December 2022, we sold the ZolTrain Preferred for $5 thousand and recognized a loss of $0.2 million.

Subsequent to our investment, we entered into a nonexclusive license/reseller agreement with ZolTrain, effective October 24, 2019, to provide ZolTrain’s online cannabis training platform as a co-branded integration option into our MJ Platform® and Leaf Data Systems®. Under the terms of the agreement we entered into, ZolTrain shares subscription-based revenue generated from our customers with us. The amount of the share of the revenue for each of us and ZolTrain depends on both (a) the number of training modules accessed by a customer and (b) which party created the accessed content. For the year ended December 31, 2022 and December 31, 2021, we recognized revenue of $56,497 and $25,902, respectively, from this agreement.